April 29, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn: Filing Desk

Re:	Firsthand Funds--Rule 485(b) Filing File No. 33-73832 and File No. 811-08268

Dear Sir or Madam:

On behalf of the above-referenced Registrant, please find enclosed herewith for filing pursuant to Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940, Post Effective Amendment No. 38 for the Registrant.  The purpose of this filing is to update financial and other information, as required by Section 10(a)(3) of the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended, with respect to each series of the Trust.

As required under Rule 485(b), the undersigned represents that the enclosed Post-Effective Amendment No. 38 does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act of 1933.  If you have any questions please call me at (415) 856-7000.

Very truly yours,

/s/ Kelvin Leung

Kelvin Leung, Esq.
General Counsel,
Firsthand Capital Management, Inc.